Investment Strategy - PLUS Korea Manufacturing Core Alliance Index ETF	Apr. 27, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund normally invests in securities comprising the Index. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities comprising the Index. The Index is designed to track the performance of South Korean companies that have demonstrated high relevance to Korea’s core manufacturing industries (each a “Korean Manufacturing Industry” and collectively, “Korean Manufacturing Industries”), which the Index has defined as the following:

●	Artificial Intelligence (“AI”) Semiconductor Industry: Companies whose core business includes AI semiconductor-related products such as high bandwidth memory, multi-layer board substrates, multilayer ceramic capacitors, semiconductor packaging equipment, and other products.
●	Rechargeable Battery Industry: Companies whose core business includes electric vehicles battery cells, energy storage systems, or battery materials (e.g., cathode/anode materials).
●	Shipbuilding Industry: Companies whose core business includes naval shipbuilding (e.g., warships, submarines), commercial shipbuilding (e.g., liquid natural gas carriers, container ships), or marine engine manufacturing.
●	Defense Industry: Companies whose core business includes defense platforms (e.g., aircraft engines, artillery, armored vehicles, missiles, fighter jets) or defense electronics systems.
●	Power Grid & Nuclear Energy Industry: Companies whose core business includes power grid equipment (e.g., transformers, high voltage direct current, switchgear) or nuclear power plant equipment/construction.
●	Robotics & Humanoid Industry: Companies whose core business is humanoid/robotics development or pure-play manufacturers of critical humanoid-specific components such as actuators and reducers.

The universe of eligible Index components consists of all the common stocks included in the Korea Composite Stock Price Index (KOSPI), except that the Index may also draw Robotics & Humanoid Industry companies from KOSDAQ (Korea Securities Dealers Automated Quotations) if it cannot meet the weight requirement from KOSPI listed securities alone. From that universe, each Korean Manufacturing Industry draws eligible companies from a defined set of industries under the Akros Industry Classification System (“AICS”):

Korean Manufacturing Industry	Underlying AICS Classifications
AI Semiconductor	Machinery Manufacturing; Computer and Electronic Product Manufacturing; Conglomerates
Rechargeable Battery	Electrical Equipment, Appliance, and Component Manufacturing
Shipbuilding	Machinery Manufacturing; Transportation Equipment Manufacturing
Defense	Computer and Electronic Product Manufacturing; Transportation Equipment Manufacturing
Power Grid & Nuclear Energy	Utilities; Construction of Buildings; Fabricated Metal Product Manufacturing; Electrical Equipment
Robotics & Humanoid	Fabricated Metal Product Manufacturing; Machinery Manufacturing; Computer and Electronic Product Manufacturing; Electrical Equipment; Transportation Equipment Manufacturing; Professional, Scientific, and Technical Services

In addition, to be eligible for inclusion in the Index, a company must have a minimum market capitalization of at least $100 million USD, a three-month average daily traded value of at least $1 million USD and is ranked in the top 200 securities on the KOSPI (except as noted for Robotics & Humanoid Industry companies) based on free-float market capitalization.

From the eligible securities, the Index applies a scoring methodology to identify Korean Manufacturing Industry companies by utilizing a large language model, a type of AI program that uses deep learning algorithms to process large amounts of data, to search for keywords that have been publicly disclosed through regulatory filings, quarterly earnings reports, company presentations or other reputable public news sources to apply a relevance-based scoring methodology for each company’s relevance to its applicable Korean Manufacturing Industry. In addition, priority is given to Index constituents which derive more than 50% of their revenues from the applicable Korean Manufacturing Industry. At least 80% of the total portfolio is allocated to companies whose applicable Korea Manufacturing Industry related revenue exceeds 50%, which is consistent with the composition of the Index.

After all potential Index constituents have been identified and scored, the Index applies a weighting methodology by applicable Korean Manufacturing Industry whereby approximately 40% of the Index is weighted to the AI Semiconductor Industry, and approximately weighted 12% to each of the Rechargeable Battery, Shipbuilding, Defense, Power Grid & Nuclear Energy, and Robotics & Humanoid Industries, respectively. The target size of the Index is 35 constituents, and no individual index constituent can exceed 9% of the Index. The Index is rebalanced and reconstituted on a quarterly basis.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent the Index concentrates in an industry or group of industries. As of April 7, 2026, the Index was concentrated in the AI Semiconductor Industry, as defined by AICS.

The Fund is a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Index may change the definition of “Korean Manufacturing Industries” over time, and therefore the underlying industry exposures, percentages represented by certain industries, and components of the Index may change over time.

The Index is owned by Hanwha Asset Management Co., Ltd (the “Index Provider”). The Index was created by Akros Index Engineering, Inc. (the “Index Administrator”), which is not affiliated with the Fund or the Adviser. The Index Administrator developed the methodology for determining the securities to be included in the Index and is responsible for the ongoing maintenance of the Index, oversight of the implementation of the index methodology, and changes in classification of the securities in the Index. The Index is calculated by Solactive AG (“Solactive”), which is not affiliated with the Fund, the Adviser, or the Index Provider.

The Index may identify publicly-traded Korean companies that are affiliates of the Index Provider. The Index Provider is not affiliated with the Fund, Adviser, Index Administrator, or the Fund’s administrator, custodian, transfer agent, or the Distributor (defined below), or any of their respective affiliates. The Index Provider has no ability to influence or change the operation of the Index.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities comprising the Index.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent the Index concentrates in an industry or group of industries. As of April 7, 2026, the Index was concentrated in the AI Semiconductor Industry, as defined by AICS.